Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Capital expenditure commitments:

At September 30,
2012
(unaudited)
(in US Dollars, millions)

Contracts for capital expenditure	1,004
Authorized by the directors but not yet contracted for	3,166
4,170
The Company intends to finance these capital expenditures from cash on hand, cash flow from operations, existing and new replacement credit facilities and long-term debt financing and, potentially if deemed appropriate, the issuance of equity and equity linked instruments.

Commitments Contingencies and Guarantees [Text Block]
Contingencies and guarantees are summarized as follows for disclosure purposes. Amounts represent possible losses for loss contingencies, where an estimate can be made, and quantification of guarantees:
At September 30,
2012
(unaudited)
(in US Dollars, millions)

Contingent liabilities

Groundwater pollution (1)	-
Deep groundwater pollution (2)	-
Indirect taxes - Ghana (3)	21
Occupational Diseases in Mines and Works Act ("ODMWA") litigation (4)	-
Other tax disputes - AngloGold Ashanti Brasil Mineração Ltda (5)	33
Sales tax on gold deliveries - Mineração Serra Grande S.A. (6)	172
Other tax disputes - Mineração Serra Grande S.A. (7)	18
Litigation - Ghana (8)	32

Contingent assets

Indemnity - Kinross Gold Corporation (9)	(98)
Royalty - Boddington Gold Mine (10)	-
Royalty - Tau Lekoa Gold Mine (11)	-

Financial guarantees

Oro Group surety (12)	12
AngloGold Ashanti USA reclamation bonds (13)	101
AngloGold Ashanti Australia environmental bonds (14)	51
AngloGold Ashanti environmental guarantees (15)	165
AngloGold Ashanti Iduapriem environmental guarantees (16)	32
Ashanti Goldfields Kilo Sarl environmental guarantees (17)	10
Guarantee provided for syndicated revolving credit facility (18)	-
Guarantee provided for mandatory convertible bonds (19)	791
Guarantee provided for rated bonds - issued April 2010 (20)	1,025
Guarantee provided for rated bonds - issued July 2012 (21)	757
Guarantee provided for convertible bonds (22)	742
Guarantee provided for A$ syndicated revolving credit facility (23)	266

Performance guarantees
Gold delivery - Mine Waste Solutions (24)	-

Hedging guarantees
Gold delivery guarantees (25)	-

4,130